TRADE AND OTHER RECEIVABLES - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Trade receivables	$ 117,624	$ 112,735
Other receivables	11,319	11,912
Trade and other receivables	$ 128,943	$ 124,647